Lease - Maturity analysis of the annual undiscounted cash flows (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Years ending December 31:
2026	$ 7,092,390
2027	3,899,443
2028	544,714
Total undiscounted operating lease payments	11,536,547
Less: imputed interest	(559,632)
Present value of operating lease liabilities	$ 10,976,915	$ 10,056,251